FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Fair value by hierarchy (Details) - USD ($)	Mar. 31, 2024	Jun. 30, 2023
Trade and other payables | Level 2
Fair value by hierarchy
Financial liabilities, at fair value	$ 5,146,003	$ 8,225,508
US Treasury bills | Level 1
Fair value by hierarchy
Financial assets at fair value	4,497,915	9,163,298
Mutual funds | Level 1
Fair value by hierarchy
Financial assets at fair value	9,304,234	1,596,539
Other investments | Level 1
Fair value by hierarchy
Financial assets at fair value	$ 2,650,934	$ 1,162,480